Concentrations (Details) - Schedule of Company’s Revenues - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer C [Member]
Schedule of Company’s Revenues [Line Items]
Concentration risk, percentage		22.70%	15.00%
Customer E [Member]
Schedule of Company’s Revenues [Line Items]
Concentration risk, percentage		13.60%
Customer F [Member]
Schedule of Company’s Revenues [Line Items]
Concentration risk, percentage	17.20%
Customer G [Member]
Schedule of Company’s Revenues [Line Items]
Concentration risk, percentage	13.70%
Customer H [Member]
Schedule of Company’s Revenues [Line Items]
Concentration risk, percentage	12.80%